UNITED
               STATES SECURITIES AND
               EXCHANGE COMMISSION
 Washington, D.C. 20549
                            Form 13F
                       FORM 13F COVER
PAGE
Report for the Calendar Year or Quarter Ended:
December 31, 2004

Check here if Amendment [ ]; Amendment Number:
______
  This Amendment (Check only one.): [ ] is a
                 restatement.
                            [ ] adds new
holdings entries.


Institutional Investment Manager Filing this
Report:
Name:     Lingold Associates LLC

Address:  500 Fifth Avenue, 50th Floor
          New York, NY  10110

Form 13F File Number: 28-10921

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting

Manager: Name: Michael F. Moran

Title:    Chief Compliance Officer

Phone:    (212) 391-8960

Signature, Place, and Date of Signing:

Michael F. Moran    New York, NY 10110  February

11, 2005 Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Form 13F File Number Name
28-10921

FORM 13F SUMMARY PAGE

Report Summary:





Number of Other Included

Managers: NONE


Form 13F Information

Table Entry Total: 35



Form 13F Information
Table Value Total: 187897
(thousands)
List of Other Included

Managers: NONE

                                                           FORM 13F INFORMATION TABLE

                                                           VALUE    SHRS OR    SH/ INVESTMT   OTHER       VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS      Cusip        (X$1000) PRN AMT    PRN DISCRETN   MANAGERS    SOLE     SHARED  NONE
----------------------    ---------------     ------------ -------- ----------
AIRTRAN HOLDINGS          COM                 00949P108         5371     502000SH        SOLE                502000
ALLSTATE                  COM                 020002101         4961      95930SH        SOLE                 95930
AMERICAN INDEPENDENC      COM  NEW            026760405         1030      70480SH        SOLE                 70480
BAXTER INT'L              COM                 071813109         7800     225825SH        SOLE                225825
BED BATH & BEYOND         COM                 075896100         7147     179450SH        SOLE                179450
CEMEX                     SPON ADR 5 ORD      151290889         6129     168300SH        SOLE                168300
CISCO                     COM                 17275R102         6546     338800SH        SOLE                338800
COMCAST SPL A             CL A SPL            20030N200         4886     148775SH        SOLE                148775
COSTCO                    COM                 22160K105         5797     119749SH        SOLE                119749
DEERE & CO                COM                 244199105         4967      66761SH        SOLE                 66761
FIFTH THIRD BANC          COM                 316773100         6619     139931SH        SOLE                139931
GANNETT INC               COM                 364730101         6689      81872SH        SOLE                 81872
GEN AMER INVS             COM                 368802104         2500      79809SH        SOLE                 79809
HEARTLAND PRTNRS          UT LTD PARTNER      422357103          197      48400SH        SOLE                 48400
HOME DEPOT                COM                 437076102         6033     141150SH        SOLE                141150
ILLINOIS TOOL WKS         COM                 452308109         5746      61999SH        SOLE                 61999
INDEPENDENCE HLDG         COM  NEW            453440307         1229      66600SH        SOLE                 66600
INTEL CORP                COM                 458140100         6124     261800SH        SOLE                261800
INTERPUBLIC GRP           COM                 460690100         5011     373934SH        SOLE                373934
JOHNSON & JOHNSON         COM                 478160104         6396     100850SH        SOLE                100850
JP MORGAN CHASE           COM                 46625H100         6316     161905SH        SOLE                161905
KIMBERLY CLARK            COM                 494368103         6407      97349SH        SOLE                 97349
LAMAR ADVERT              CL A                512815101         6475     151350SH        SOLE                151350
MEDIMMUNE                 COM                 584699102         4234     156195SH        SOLE                156195
MOLEX INC CL A            CL A                608554200         6820     255900SH        SOLE                255900
NABORS INDUSTRIES         SHS                 G6359F103         4350      84821SH        SOLE                 84821
REGENERON                 COM                 75886F107          892      96843SH        SOLE                 96843
SCHERING PLOUGH           COM                 806605101         6372     305149SH        SOLE                305149
SMURFIT-STONE             COM                 832727101         5255     281292SH        SOLE                281292
TEMPLE INLAND             COM                 879868107         6569      96032SH        SOLE                 96032
TEXAS INSTRU              COM                 882508104         6071     246575SH        SOLE                246575
TIME WARNER               COM                 887317105         8102     416576SH        SOLE                416576
TYCO INT'L                COM                 902124106         7577     211994SH        SOLE                211994
VIACOM CL B               CL B                925524308         6825     187550SH        SOLE                187550
WATERS CORP               COM                 941848103         4454      95201SH        SOLE                 95201